Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 — RELATED PARTY TRANSACTIONS

Lease Agreement

The Company had a property lease agreement with its Chief Executive Officer as discussed in Note 7 – Leases. The lease agreement was terminated upon close of the Business Combination on March 14, 2024. As of March 31, 2025 and December 31, 2024, $0 were owing under this agreement.

Consultancy Agreement

On January 1, 2019, the Company entered into a consultancy agreement with a company affiliated with the Chief Executive Officer for a monthly payment of $20,000 in exchange for the Chief Executive Officer providing services in connection with the development and sales of Company technologies and products. For the three months ended March 31, 2025 and 2024, $0 and $60,000, respectively was included in general and administrative expenses on the condensed consolidated statement of operations. On May 1, 2024, this consultancy agreement was terminated. As of March 31, 2025 and December 31, 2024, $0 was owed under this agreement.

Office Services Agreement

On October 31, 2020, the Company entered into a consultancy agreement with an affiliate for a monthly payment of $5,000 to provide office services. For the three months ended March 31, 2025 and 2024, $0 and $15,000, respectively was included in research and development expenses on the condensed consolidated statement of operations. On May 1, 2024, this office services agreement was terminated. As of March 31, 2025 and December 31, 2024, $0 was owed under this agreement.

Due to Related Party

Commencing on December 9, 2021, through the consummation of the initial Business Combination, XPDB agreed to pay affiliates of the sponsor a total of $20,000 per month for office space, administrative and support services. Upon the close of the Business combination, the Company assumed $540,000 related to this agreement. The balance was repaid in May 2024.

In 2023, the sponsor contributed $900,000 to the XPDB trust account in connection with extending the XPDB’s termination date pursuant to the approval of the extension amendment proposal. Upon the closing of the Business Combination, the Company assumed this balance and it was subsequently repaid in May 2024.

Due from Related Party

In November 2024, Legacy Montana executed a statement of work with AirJoule, LLC. Reimbursement of costs incurred during the three months ended March 31, 2025 was $127,190 and $374,654 of research and development and general administrative expenses, respectively, and is recorded as a due from related party receivable on the condensed consolidated balance sheets and within contra-expense accounts on the condensed consolidated statements of operations.

Related Party Equity Transactions

As described in Note 9 – Stockholders’ Equity, Legacy Montana sold equity interests that subsequently converted into shares of Class A common stock, to TEP Montana, LLC (“TEP Montana”). The Executive Chairman of the Company is the managing partner of the managing member of TEP Montana.

The Company granted awards to the employees of AirJoule, LLC on February 12, 2025. The number of awards granted to the employees of AirJoule, LLC are found in Note 10 – Share-Based Compensation.

Note 9 — RELATED PARTY TRANSACTIONS

Lease Agreement

The Company had a property lease agreement with its Chief Executive Officer as discussed in Note 8 — Leases. The lease agreement was terminated upon close of the Business Combination on March 14, 2024. As of December 31, 2024 and December 31, 2023, $0 and $2,000 were owing under this agreement and included in accounts payable on the consolidated balance sheets.

Consultancy Agreement

On January 1, 2019, the Company entered into a consultancy agreement with a company affiliated with the Chief Executive Officer for a monthly payment of $20,000 in exchange for the Chief Executive Officer providing services in connection with the development and sales of Company technologies and products. $80,000 and $240,000 was included in general and administrative expenses on the consolidated statements of operations for the years ended December 31, 2024 and 2023, respectively. On May 1, 2024, this consultancy agreement was terminated. As of December 31, 2024, $0 was owed under this agreement.

Office Services Agreement

On October 31, 2020, the Company entered into a consultancy agreement with an affiliate for a monthly payment of $5,000 to provide office services. $20,000 and $60,000 was included in research and development expenses on the consolidated statements of operations for the years ended December 31, 2024 and 2023, respectively. On May 1, 2024, this office services agreement was terminated. As of December 31, 2024, $0 was owed under this agreement.

Due to Related Party

Commencing on December 9, 2021, through the consummation of the initial Business Combination, XPDB agreed to pay affiliates of the sponsor a total of $20,000 per month for office space, administrative and support services. Upon the close of the Business combination, the Company assumed $540,000 related to this agreement. The balance was repaid in May 2024.

In 2023, the sponsor contributed $900,000 to the XPDB trust account in connection with extending the XPDB’s termination date pursuant to the approval of the extension amendment proposal. Upon the closing of the Business Combination, the Company assumed this balance and it was subsequently repaid in May 2024.

Due from Related Party

In November 2024, Legacy Montana executed a statement of work with AirJoule, LLC. Reimbursement of costs incurred as of December 31, 2024 was $2.0 million and $0.8 million of research and development and general administrative expenses, respectively, and is recorded as a due from related party receivable on the consolidated balance sheets and within contra-expense accounts on the consolidated statements of operations.

Related Party Equity Transactions

As described in Note 10 — Stockholders’ Equity (Deficit), Legacy Montana sold equity interests that subsequently converted into shares of Class A common stock, to TEP Montana, LLC (“TEP Montana”). The Executive Chairman of the Company is the managing partner of the managing member of TEP Montana.

The Company granted options and awards to the employees of AirJoule, LLC on June 6, 2024. Additionally, as described above, Legacy Montana executed a statement of work with AirJoule, LLC. Per the statement of work, the Company granted equity awards to AirJoule, LLC employees on September 9, 2024. The number of options and awards granted to the employees of AirJoule, LLC are found in the ‘Non-employee Equity Method Investees’ tables within Note 11 — Share-Based Compensation.